           As filed with the Securities and Exchange Commission on April 3, 2009
                                                      Registration No. 333-16949
                                                                        811-8696


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 26


                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                           (Exact name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            Thomas J. Loftus, Esquire
                  John Hancock Variable Life Insurance Company
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)




Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485 on April 28, 2009 pursuant to paragraph (b) of Rule 485 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on May 1, 2009 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:


[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          Marketplace Variable Annuity
  (Incorporated by reference to File No. 333-16949, filed on January 16, 2009)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION
                     John Hancock Variable Annuity Account I
  (Incorporated by reference to File No. 333-16949, filed on January 16, 2009)

                            PART C OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.

(1) Financial Statements of the Depositor, John Hancock Life Insurance Company [TO BE INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE FILED IN APRIL 2009.]

(2) Financial Statements of the Registrant, John Hancock Variable Annuity Account I. [TO BE INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE FILED IN APRIL 2009.]

(B) EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account I, dated June 15, 1994, is incorporated by reference to this File, filed on November 27, 1996.

2.   Not Applicable.


3. (a) Master Distribution and Servicing Agreement by and among John Hancock Distributors (formerly known as Manulife Securities Services LLC), John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company and their respective existing and future Separate Accounts, incorporated by reference to Post-Effective Amendment No. 10 to File No. 333-42378, filed on Form N-6 on April 30, 2007.



     (b)  General Agent and Broker-Dealer Selling Agreement [FILED HEREWITH].





4. (a) Form of eVariable Annuity periodic payment deferred annuity contract is incorporated herein by reference to Registrant's Form N-4 filed with the Commission on November 27, 2000.

     (b) Form of Marketplace periodic payment deferred annuity contract, incorporated herein by reference to Registrant's Post-Effective Amendment No. 4, filed with the Commission on November 27, 1996.

5. (a) Form of annuity contract application is incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement filed with the Commission on November 17, 2000.

     (b) Form of Marketplace annuity contract application, incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, filed with the Commission on April 29, 1997.

6. (a) John Hancock Variable Life Insurance Company Certificate of Incorporation is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 033-79108, filed on Form S-6 on January 11, 1996.

     (b) John Hancock Variable Life Insurance Company's By-Laws, as amended and restated May 19, 2006, incorporated by reference to Post Effective Amendment No. 15 to this Registration Statement, File No. 033-82648, filed on May 1, 2007.

7.   Not Applicable.

8. Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:


     (a)(i) CSC Customer Agreement dated June 30, 2004- Incorporated by reference to Exhibit (b)(8)(a)(i) to post-effective amendment no. 3 to Form N-4 333-143073, filed April 1, 2009.



     (ii) Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC -- Incorporated by reference to Exhibit (8)(a)(ii) to post effective amendment no. 3 to Form N-4, file number 333-143073, filed April 1, 2009.





     (b)(i) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

     (ii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

     (iii) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

9. Opinion and Consent of Counsel incorporated by reference to the Registrant's Initial Registration Statement filed with the Commission on November 27, 1996.


10. Consent of Independent Registered Public Accounting Firm. [TO BE INCLUDED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT TO THIS REGISTRATION STATEMENT TO BE FILED IN APRIL 2009.]


11. All financial statements omitted from Item 23, Financial Statements--Not Applicable.

12. Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.


13. Powers of Attorney for: John D. DesPrez III; James R. Boyle; Jonathan Chiel, Scott S. Hartz, Hugh McHaffie, and Lynne Patterson - Incorporated by reference to Exhibit (13) to post effective amendment no. 11 to Form N-4 to this registration statement, file number 333-16949, filed January 16, 2009.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR as of March 12, 2009.



NAME AND PRINCIPAL BUSINESS ADDRESS                  POSITION WITH DEPOSITOR
-----------------------------------   ----------------------------------------------------
John D. DesPrez III*                  Chairman
James R. Boyle*                       Director and President
Jonathan Chiel*                       Director and Vice President
Scott S. Hartz                        Director, Executive Vice President and
                                      Chief Investment Officer-US Investments
Hugh McHaffie*                        Director and Senior Vice President
Lynne Patterson*                      Director, Vice President and Chief Financial Officer
Emanuel Alves*                        Vice President, Counsel and Corporate Secretary
Zahir Bhanji                          Assistant Vice President and Illustration Actuary
Stephen J. Blewitt                    Vice President - Investment
George H. Braun                       Vice President - Investment
Marc Costantini                       Executive Vice President
Willma H. Davis                       Vice President -  Investment
Peter de Vries                        Vice President
Steven Finch                          Executive Vice President
Philip W. Freiberger                  Vice President - Investment
Richard Harris                        Vice President and Appointed Actuary
Marianne Harrison                     Executive Vice President
E. Kendall Hines, Jr.                 Vice President - Investment
James Hoodlet                         Vice President
Naveed Irshad                         Vice President
Cynthia Lacasse                       Vice President
Peter Levitt                          Senior Vice President and Treasurer
Nathaniel Margolis                    Vice President
Katherine MacMillan                   Executive Vice President
William McPadden                      Vice President - Investment
Mark Newton                           Vice President
Jacques Ouimet                        Vice President
Phillip J. Peters                     Vice President - Investment
Krishna Ramdial                       Vice President, Treasury
Steven Mark Ray                       Vice President - Investment
Timothy A. Roseen                     Vice President - Investment
Alan R. Seghezzi                      Senior Vice President
Warren A. Thomson**                   Vice President
Brooks Tingle                         Vice President
Jeffery Whitehead                     Vice President and Controller


The principal business address of each director and officer of John Hancock Variable Life Insurance Company is the Company's principal business address of 601 Congress Street, Boston, Massachusetts 02210

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.


On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2008 appears below:

                         MANULIFE FINANCIAL CORPORATION
                   PRINCIPAL SUBSIDIARIES - DECEMBER 31, 2008

FOR EXTERNAL USE

                                                       ______________________
                                                      |                      |
                                                      |  Manulife Financial  |
                                                      | Corporation (Canada) |
                                                      |______________________|
                                                                 |
                                                                 |
                                                                 |_______________________________________________________________
                                                                 |                                                               |
                                                       __________|___________                                                    |
                                                      |                      |                                                   |
                                                      |   The Manufacturers  |                                                   |
                                                      |    Life Insurance    |                                                   |
                                                      |   Company (Canada)   |                                                   |
                                                      |______________________|                                                   |
                                                               |                                                                 |
                                                               |                                                                 |
 ______________________________________________________________|______________________________________________                   |
|                |                  |                 |         .        |                 |                  |                  |
|                |                  |                 |         .98.25%  |                 |                  |                  |
|   __________   |   ____________   |   ___________   |   ______._____   |   ___________   |   ____________   |   ___________    |
|  |          |  |  |            |  |  |           |  |  |            |  |  |           |  |  |            |  |  |           |   |
|  |    NAL   |  |  |     MFC    |  |  | Berkshire |  |  |  Manulife  |  |  |  Manulife |  |  | MFC Global |  |  |    MLI    |   |
|  | Resources|  |  |   Global   |  |  | Insurance |  |  |  Insurance |  |__|  Holdings |  |__|    Fund    |  |__| Resources |   |
|__|Management|  |__| Investment |  |__| Services  |  |  | (Thailand) |     | (Bermuda) |     | Management |     |    Inc.   |   |
|  |  Limited |  |  | Management |  |  |   Inc.    |  |  |   Public   |   __|   Limited |     |  (Europe)  |     | (Alberta) |   |
|  | (Canada) |  |  |  (U.S.A.)  |  |  | (Ontario) |  |  |   Company  |  |  | (Bermuda) |     |   Limited  |     |___________|   |
|  |__________|  |  |   Limited  |  |  |___________|  |  |   Limited  |  |  |___________|     |  (England) |           |         |
|                |  |  (Canada)  |  |        |        |  | (Thailand) |  |                    |____________|           |         |
|                |  |____________|  |        |        |  |____________|  |                           |                 |         |
|                |                  |        |        |         |        |                           |                 |         |
|                |                  |        |        |         |99.9999%|                           |                 |99.91%   |
|   __________   |   ___________    |   _____|_____   |   ______|_____   |   _____________     ______|_____       _____|_____    |
|  |          |  |  |           |   |  |           |  |  |            |  |  |             |   |            |     |           |   |
|  | Manulife |  |  |  Manulife |   |  |    JH     |  |  |  Manulife  |  |  |Manufacturers|   | MFC Global |     | Manulife  |   |
|  |  Bank of |  |  |  Holdings |   |  |Investments|  |  |   Asset    |  |__|P&C Limited  |   | Investment |     |   Life    |   |
|__|  Canada  |  |__| (Alberta) |   |  |(Delaware) |  |  | Management |  |  | (Barbados)  |   | Management |     | Insurance |   |
|  | (Canada) |     |  Limited  |   |  |    LLC    |  |  | (Thailand) |  |  |_____________|   |  (Europe)  |     |  Company  |   |
|  |__________|     | (Alberta) |   |  |(Delaware) |  |  |  Company   |  |                    |  Limited   |     |  (Japan)  |   |
|                   |___________|   |  |___________|  |  |  Limited   |  |                    | (England)  |     |___________|   |
|                         |         |                 |  | (Thailand) |  |                    |____________|           |         |
|                         |         |                 |  |____________|  |                                             |         |
|                         |         |                 |                  |                                             |         |
|   ___________      _____|_____    |   __________    |   ___________    |   _____________                       ______|_____    |
|  |           |    |           |   |  |          |   |  |           |   |  |             |                     |            |   |
|  |  Manulife |    |  Manulife |   |  | Manulife |   |  | Manulife  |   |  |Manufacturers|                     | MFC Global |   |
|  |  Canada   |    |  Holdings |   |  |Securities|   |__| (Vietnam) |   |__|    Life     |                     | Investment |   |
|__|   Ltd.    |    | (Delaware)|   |__|Investment|   |  |  Limited  |   |  | Reinsurance |                     | Management |   |
|  | (Canada)  |    |     LLC   |   |  | Services |   |  | (Vietnam) |   |  |   Limited   |                     |  (Japan)   |   |
|  |___________|    | (Delaware)|   |  |   Inc.   |   |  |___________|   |  | (Barbados)  |                     |  Limited   |   |
|                   |___________|   |  | (Canada) |   |        |         |  |_____________|                     |  (Japan)   |   |
|                         |         |  |__________|   |        |         |                                      |____________|   |
|                         |         |                 |        |         |                                                       |
|                         |         |                 |        |         |                                                       |
|   ___________      _____|_______  |   ____________  |   _____|______   |   ______________                                      |
|  |           |    |             | |  |            | |  |            |  |  |              |                                     |
|  |   First   |    |     The     | |  |  Manulife  | |  |  Manulife  |  |  |   Manulife   |                                     |
|  |   North   |    |Manufacturers| |__| Securities | |  |   Vietnam  |  |  |International |                                     |
|__|  American |    |  Investment | |  |Incorporated| |  |    Fund    |  |__|   Holdings   |                                     |
|  | Insurance |    | Corporation | |  | (Ontario)  | |  | Management |     |    Limited   |                                     |
|  |  Company  |    |  (Michigan) | |  |____________| |  |   Company  |     |  (Bermuda)   |                                     |
|  |  (Canada) |    |_____________| |                 |  |   Limited  |     |______________|                                     |
|  |___________|           |        |                 |  |  (Vietnam) |            |                                             |
|                  ________|        |                 |  |____________|            |__________________                           |
|                 |        |        |                 |                            |                  |                          |
|   ___________   |  ______|______  |   ____________  |   ____________       ______|________    ______|______                    |
|  |           |  | |             | |  |            | |  |            |     |               |  |             |                   |
|  |    FNA    |  | |   Manulife  | |  |     EIS    | |  |  Manulife  |     |   Manulife    |  |   Manulife  |                   |
|__| Financial |  | | Reinsurance | |__|  Services  | |__|(Singapore) |     |(International)|  |    Asset    |                   |
   |    Inc.   |  | |    Limited  |    | (Bermuda)  | |  | Pte. Ltd.  |     |    Limited    |  |  Management |                   |
   |  (Canada) |  | |  (Bermuda)  |    |   Limited  | |  |(Singapore) |     |   (Bermuda)   |  |    (Asia)   |                   |
   |___________|  | |_____________|    | (Bermuda)  | |  |____________|     |_______________|  |   Limited   |                   |
         |        |                    |____________| |                            |           |  (Barbados) |                   |
         |        |                                   |                            |           |_____________|                   |
         |        |                                   |                            |51%               |                          |
    _____|_____   |  ____________       ____________  |   ____________       ______|____        ______|_____                     |
   |           |  | |            |     |            | |  |            |     |           |      |            |                    |
   |  Elliott  |  | |    John    |     |    PT      | |  |   Manulife |     |  Manulife |      |   Manulife |                    |
   |   & Page  |  | |   Hancock  |     |  Asuransi  | |  |    Asset   |     | -Sinochem |      |    Asset   |                    |
   |  Limited  |  | |    Life    |     |    Jiwa    |95% | Management |     |    Life   |      | Management |                    |
   | (Ontario) |  |_|  Insurance |     |  Manulife  |____| (Singapore)|     | Insurance |      |(Hong Kong) |                    |
   |___________|    |  Company   |     |  Indonesia | |  |     Pte.   |     |  Co. Ltd. |      |   Limited  |                    |
                    |  (U.S.A.)  |     |     (1)    | |  |     Ltd.   |     |  (China)  |      |(Hong Kong) |                    |
                    | (Michigan) |     | (Indonesia)| |  | (Singapore)|     |___________|      |____________|                    |
                    |____________|     |____________| |  |____________|                               |                          |
          ________________|________          .        |                                               |                          |
         |                |57%     |         .        |                                               |                          |
    _____|______     _____|______  |    _____.______  |   ______________                        ______|______                    |
   |            |   |            | |   |            | |  |              |                      |             |                   |
   |    John    |   |    John    | |   |     PT     | |  |      The     |                      |  Manulife   |                   |
   |  Hancock   |   |  Hancock   | |   |  Manulife  | |  | Manufacturers|                      |    Asset    |                   |
   |Distributors|   | Investment | |   |    Aset    | |__|      Life    |                      |  Management |                   |
   |    LLC     |   | Management | |   | Manajemen  |    | Insurance Co.|                      |(Taiwan) Co.,|                   |
   | (Delaware) |   | Services,  | |   |  Indonesia |    |(Phils.), Inc.|                      |    Ltd.     |                   |
   |____________|   |   LLC(2)   | |   |(Indonesia) |    | (Philippines)|                      |  (Taiwan)   |                   |
                    | (Delaware) | |   |____________|    |______________|                      |_____________|                   |
                    |____________| |                                                                                             |
                       (arrow)     |                                                                                             |
                          |38%     |                                                                                             |
                     _____|_____   |                                                                                             |
                    |           |  |                                                                                             |
                    |    John   |  |                                                                                             |
                    |  Hancock  |  |                                                                                             |
                    |    Life   |  |                                                                                             |
                    | Insurance |__|                                                                                             |
                    |   Company |                                                                                                |
                    |   of New  |                                                                                                |
                    |    York   |                                                                                                |
                    | (New York)|                                                                                                |
                    |___________|                                                                                                |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                                                                                                 |
                                                         ________________________________________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    | John Hancock Holdings (Delaware) LLC(2) |
                                    |               (Delaware)                |
                                    |_________________________________________|
                                                        |
                                                        |
                                     ___________________|_____________________
                                    |                                         |
                                    |  John Hancock Financial Services, Inc.  |
                                    |                (Delaware)               |
                                    |_________________________________________|
                                                        |
                                                        |
                                          ______________|___________________________________________
                                _________|_______           ________|________             __________|__________
                               |                 |         |                 |           |                     |
                               |   John Hancock  |         |   John Hancock  |           |     John Hancock    |
                               |  Life Insurance |         |  International  |           | International, Inc. |
                               |     Company     |         |  Holdings, Inc. |           |   (Massachusetts)   |
                               | (Massachusetts) |         | (Massachusetts) |           |_____________________|
                               |_________________|         |_________________|                      |
             ____________________________|             ................ 45.76%                      | 50%
   _________|_________          _________|________     .    __________._________          __________|________
  |                   |        |                  |    .   |                    |        |                   |
  |    John Hancock   |        |    John Hancock  |    .   | Manulife Insurance |        |    John Hancock   |
  |   Variable Life   |     ___| Subsidiaries LLC |    .   |       Berhad       |        |    Tianan Life    |
  | Insurance Company |    |   |     (Delaware)   |    .   |     (Malaysia)     |        | Insurance Company |
  |  (Massachusetts)  |    |   |__________________|    .   |____________________|        |      (China)      |
  |___________________|    |                           .                                 |___________________|
                           |                           .
                           |    ___________________    .    ____________________
                           |   |                   |   .   |                    |
                           |   |    John Hancock   |   .   |   Manulife Asset   |
                           |___| Financial Network,|   ....|     Management     |
                           |   |        Inc.       |       | (Malaysia) Sdn Bhd |
                           |   |   (Massachusetts) | 45.76%|     (Malaysia)     |
                           |   |___________________|       |____________________|
                           |        _____________
                           |       |             |
                           |       |    Hancock  |
                           |       |    Natural  |
                           |_______|   Resource  |
                           |       |    Group,   |
                           |       |     Inc.    |
                           |       |  (Delaware) |
                           |       |_____________|
                           |
                           |        _____________
                           |       |             |
                           |       | Declaration |
                           |_______| Management &|
                           |       | Research LLC|
                           |       |  (Delaware) |
                           |       |_____________|
                           |        _____________
                           |       |             |
                           |       | The Berkeley|
                           |_______|  Financial  |
                                   |  Group LLC  |
                                   |(Delaware)(2)|
                                   |______.______|
                                          .
                                    ______.______
                                   |             |
                                   | John Hancock|
                                   |  Funds LLC  |
                                   |  (Delaware) |
                                   |_____________|

........ Indirect Control
_______ Direct Control

Prepared by: Corporate Tax
Date: March 25, 2008

(1) PT Asuransi Jiwa Manulife Indonesia holds indirectly the remaining 5% of its own equity.

(2) John Hancock Holdings (Delaware) LLC holds indirectly the remaining 5% of John Hancock Investment Management Services LLC through The Berkeley Financial Group LLC.

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

ITEM 27. NUMBER OF CONTRACT OWNERS


Outstanding, as of JANUARY 30, 2009, were 8 qualified and 58 non-qualified contracts of the series offered hereby.


ITEM 28. INDEMNIFICATION

Article X of the Amended and Restated By-Laws of the Company, adopted on May 19, 2006, provides as follows:

     The corporation shall, except as hereinafter provided and subject to limitations of the law, indemnify each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or officer of the corporation. Such loss, liability and expense shall include, but not be limited to, judgments, fines, court costs, reasonable attorneys' fees and the cost of reasonable settlements. Such indemnification shall not cover (a) loss, liability or expense imposed or incurred in connection with any item or matter as to which such director or officer shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation or (b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the corporation by vote of the board of directors at a meeting in which no director participates against whom any suit, proceeding or claim on the same or similar grounds is then pending or threatened, or in the event no such vote can be taken, unless, in the opinion of independent counsel selected by or in a manner determined by the board of directors, there is no reasonable ground not to approve such settlement as being in the best interests of the corporation. As part of such action, suit or proceeding or claim in advance of the final disposition thereof upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification hereunder. The foregoing rights of indemnification shall be in addition to any rights to which any director, former director, officer, or former officer, heirs or legal representatives may otherwise be lawfully entitled.

     Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Variable Annuity Account H                              Principal Underwriter
John Hancock Variable Annuity Account U                              Principal Underwriter
John Hancock Variable Annuity Account V                              Principal Underwriter
John Hancock Variable Life Account UV                                Principal Underwriter
John Hancock Variable Annuity Account I                              Principal Underwriter
John Hancock Variable Annuity Account JF                             Principal Underwriter
John Hancock Variable Life Account S                                 Principal Underwriter
John Hancock Variable Life Account U                                 Principal Underwriter
John Hancock Variable Life Account V                                 Principal Underwriter


(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Edward Eng*, Barry Evans****, Steve Finch**, Lynne Patterson***, Christopher M. Walker*, and Karen Walsh***) who have authority to act on behalf of JHD LLC.


*    Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

**   Principal business office is 197 Clarendon Street, Boston, MA 02116

***  Principal business office is 601 Congress Street, Boston, MA 02210


**** Principal business office is 101 Huntington Street, Boston, MA 02199


(c)  None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All books and records are maintained at 601 Congress Street, Boston MA 02110.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

     John Hancock Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b) Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

     Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)  Undertakings Pursuant to Item 32 of Form N-4

     (1) The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (2) The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (3) The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this third day of April 2009.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
(Registrant)

By: JOHN HANCOCK VARIABLE LIFE INSURANCE
    COMPANY
    (Depositor)

By: /s/ John D. DesPrez III
    ------------------------------------
    John D. DesPrez III
    Chairman


JOHN HANCOCK VARIABLE LIFE INSURANCE
COMPANY


By: /s/ John D. DesPrez III
    ------------------------------------
    John D. DesPrez III
    Chairman

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on this third day of April 2009.

Signature                                  Title
---------                                  -----


/s/ James R. Boyle                         Director and President
----------------------------------------   (Principal Executive Officer)
James R. Boyle


/s/ Lynne Patterson                        Director, VP and Chief Financial Officer
----------------------------------------   (Principal Financial Officer)
Lynne Patterson


/s/ Jeffery Whitehead                      Vice President and Controller
----------------------------------------   (Principal Accounting Officer)
Jeffery Whitehead


*                                          Chairman
----------------------------------------
John D. DesPrez III


*                                          Director
----------------------------------------
Jonathan Chiel


*                                          Director
----------------------------------------
Scott Hartz


*                                          Director
----------------------------------------
Hugh McHaffie


*/s/ Thomas J. Loftus                      Senior Counsel - Annuities
----------------------------------------
Thomas J. Loftus
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I

Exhibits

Item 24. (B) 3(b) General Agent and Broker-Dealer Selling Agreement.